================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882

              Oppenheimer Rochester North Carolina Municipal Fund
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 12/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal
     Amount                                                  Coupon       Maturity           Value
----------------------------------------------------------------------------------------------------
Municipal Bonds and Notes-110.9%
North Carolina-53.6%
$ 1,000,000   Albermarle, NC Hospital Authority(1)            5.250%      10/01/2038      $  844,550
    180,000   Asheville, NC Hsg. Authority
              (Oak Knoll Apartments)(1)                       5.625       09/01/2033         182,444
  1,000,000   Buncombe County, NC
              (Woodfin Downtown Corridor Devel.)(1)           7.250       08/01/2034         880,240
    500,000   Charlotte, NC Airport(1)                        5.000       07/01/2031         513,125
    645,000   Charlotte, NC Douglas International
              Airport Special Facilities (US Airways)(1)      5.600       07/01/2027         564,265
  2,300,000   Charlotte, NC Douglas International
              Airport Special Facilities (US Airways)(1)      7.750       02/01/2028       2,303,105
  1,830,000   Charlotte-Mecklenburg, NC Hospital Authority
              (Carolinas Healthcare System)(1)                5.125       01/15/2037       1,906,567
    250,000   Columbus County, NC IF&PCFA
              (International Paper Company)(1)                5.700       05/01/2034         258,093
     60,000   Columbus County, NC IF&PCFA
              (International Paper Company)(1)                5.850       12/01/2020          60,044
    100,000   Columbus County, NC IF&PCFA
              (International Paper Company)(1)                6.250       11/01/2033         106,944
  2,115,000   Durham, NC Hsg. Authority
              (Naples Terrace Apartments)(1)                  5.700       06/01/2033       2,103,241
    500,000   Fayetteville, NC State University
              (Student Hsg.)(1)                               5.000       04/01/2037         516,610
    110,000   Halifax County, NC IF&PCFA
              (Champion International Corp.)(1)               5.450       11/01/2033         109,990
     90,000   Halifax County, NC IF&PCFA
              (International Paper Company)(1)                5.900       09/01/2025          90,916
     15,000   Mint Hill, NC Sanitation District(1)            5.250       06/01/2020          15,353
  1,000,000   NC Capital Facilities Finance Agency
              (Brevard College Corp.)(1)                      5.000       10/01/2026         820,120
     20,000   NC Capital Facilities Finance Agency
             (Johnson & Wales University)(1)                  5.000       04/01/2019          20,536
  1,655,000   NC Capital Facilities Finance Agency
              (Meredith College)(1)                           6.000       06/01/2031       1,751,818
  1,500,000   NC Capital Facilities Finance Agency
              (Meredith College)(1)                           6.125       06/01/2035       1,582,785
     10,000   NC Capital Facilities Finance Agency
              (North Carolina A&T
              University Foundation)(1)                       5.000       06/01/2027           9,163
     10,000   NC Eastern Municipal Power Agency               5.125       01/01/2012          10,001
     25,000   NC Eastern Municipal Power Agency(1)            6.500       01/01/2018          31,406
    230,000   NC Eastern Municipal Power Agency, Series B(1)  5.500       01/01/2017         230,761
     50,000   NC Eastern Municipal Power Agency, Series B(1)  5.500       01/01/2021          50,151
     55,000   NC Eastern Municipal Power Agency, Series B(1)  5.500       01/01/2021          55,130
     50,000   NC Eastern Municipal Power Agency, Series B(1)  5.500       01/01/2021          50,118
     60,000   NC Eastern Municipal Power Agency, Series D(1)  5.125       01/01/2023          61,337
    610,000   NC Educational Facilities Finance Agency
              (St. Augustine's College)(1)                    5.250       10/01/2018         593,073

1     |     Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

 Principal
    Amount                                                      Coupon      Maturity           Value
------------------------------------------------------------------------------------------------------
$1,400,000   NC Educational Facilities Finance Agency
             (St. Augustine's College)(1)                       5.250%      10/01/2028      $1,167,642
    15,000   NC HFA (Home Ownership)(1)                         5.100       07/01/2017          15,032
    40,000   NC HFA (Home Ownership)(1)                         5.150       01/01/2019          40,041
     5,000   NC HFA (Home Ownership)(1)                         5.200       01/01/2020           5,005
    65,000   NC HFA (Home Ownership)(1)                         5.200       07/01/2026          65,033
   105,000   NC HFA (Home Ownership)(1)                         5.250       07/01/2026         105,051
 7,910,000   NC HFA (Home Ownership)(2)                         5.250       01/01/2039       7,981,586
    60,000   NC HFA (Home Ownership)(1)                         5.350       07/01/2033          60,038
    40,000   NC HFA (Home Ownership)(1)                         5.400       07/01/2032          40,018
    20,000   NC HFA (Single Family)(1)                          5.950       09/01/2017          20,051
     5,000   NC HFA (Single Family)(1)                          6.250       03/01/2017           5,014
    75,000   NC Medical Care Commission(AHA1HC/AHA3HC/AHA4HC
             /AHACHC/AHEHC/AHA7HC Obligated Group)(1)           5.500       10/01/2024          76,597
 2,210,000   NC Medical Care Commission
             (AHACHC)(1)                                        5.800       10/01/2034       2,231,990
    30,000   NC Medical Care Commission
             (Baptist Retirement)(1)                            6.300       10/01/2021          29,525
   500,000   NC Medical Care Commission
             (Blue Ridge Healthcare)(1)                         5.000       01/01/2036         487,380
     5,000   NC Medical Care Commission
             (Carolina Medicorp)(1)                             5.250       05/01/2026           5,006
 1,380,000   NC Medical Care Commission
             (Deerfield Episcopal Retirement
             Community)(1)                                      6.125       11/01/2038       1,417,012
 8,000,000   NC Medical Care Commission
              (Duke University Health System)(2)                5.000       06/01/2042       8,262,400
 1,520,000   NC Medical Care Commission
             (Galloway Ridge)(1)                                6.000       01/01/2039       1,508,950
    30,000   NC Medical Care Commission
             (Glenaire/The Presbyterian
             Homes Obligated Group)(1)                          5.500       10/01/2031          29,015
   270,000   NC Medical Care Commission
             (Glenaire/The Presbyterian
             Homes Obligated Group)(1)                          5.600       10/01/2036         258,822
    55,000   NC Medical Care Commission
              (Halifax Regional Medical Center)(1)              5.000       08/15/2024          48,483
   165,000   NC Medical Care Commission
              (HPRHS/HPRHSvcs Obligated Group)(1)               5.000       10/01/2029         147,660
   125,000   NC Medical Care Commission
              (Hugh Chatham Memorial Hospital)(1)               5.000       10/01/2033         112,363
   195,000   NC Medical Care Commission
             (Maria Parham Medical Center)(1)                   5.500       10/01/2018         210,828
    90,000   NC Medical Care Commission
             (Novant Health)(1)                                 5.250       05/01/2026          90,114
    25,000   NC Medical Care Commission
             (Southeastern Regional Medical Center/
             Health Horizons Obligated Group)(1)                6.250       06/01/2029          25,027
   195,000   NC Medical Care Commission
             (Southminster)(1)                                  6.125       10/01/2018         195,109
    25,000   NC Medical Care Commission (STHS)(1)               6.250       10/01/2019          25,046
   290,000   NC Medical Care Commission (STHS/STMH/STM/HCC)(1)  6.375       10/01/2029         297,885
    35,000   NC Medical Care Commission (STTLC)(1)              5.375       10/01/2014          35,069


2     |     Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

   Principal
      Amount                                                Coupon      Maturity           Value
--------------------------------------------------------------------------------------------------
$    215,000    NC Medical Care Commission
                (UHSEC/PCMH Obligated Group)(1)             6.250%      12/01/2033      $  241,150
     250,000    NC Medical Care Commission
                (Village at Brookwood)(1)                   6.375       01/01/2022         247,510
      50,000    NC Medical Care Commission
                (Wakemed/Wakemed Faculty
                Practice Plan Obligated Group)(1)           5.000       10/01/2027          50,237
     100,000    NC Medical Care Commission
                (Wayne Memorial Hospital/
                Wayne Health Corp.)(1)                      5.000       10/01/2021         100,055
     500,000    NC Medical Care Commission
                Health Care Facilities
                (Appalachian Regional
                Healthcare System)(1)                       6.625       07/01/2034         539,090
     250,000    NC Medical Care Commission
                Health Care Facilities
                (Cleveland County)(1)                       5.750       01/01/2035         260,240
   2,000,000    NC Medical Care Commission
                Health Care Facilities
                (Novant Health)(1)                          5.000       11/01/2043       2,020,500
   2,000,000    NC Medical Care Commission
                Health Care Facilities
                (Novant Health)(1)                          5.250       11/01/2040       2,058,980
      30,000    NC Medical Care Commission
                Health Care Facilities
                (STHS/STMH Obligated Group)(1)              6.500       10/01/2013          30,269
      85,000    NC Medical Care Commission
                Health Care Facilities
                (UHSEC/PCMH Obligated Group)(1)             6.600       12/01/2036          89,723
      35,000    NC Medical Care Commission Hospital
                (Alamance Health System)                    5.500       08/15/2013          35,117
      50,000    NC Medical Care Commission Hospital
                (Alamance Health System)(1)                 5.500       08/15/2024          50,078
   1,075,000    NC Medical Care Commission Hospital
                (Maria Parham Medical Center)(1)            6.500       10/01/2026       1,180,931
     500,000    NC Medical Care Commission
                Retirement Facilities
                (Carolina Village)(1)                       6.000       04/01/2038         465,685
       5,000    NC Medical Care Commission
                Retirement Facilities
                (Cypress Glen Retirement Community)(1)      6.000       10/01/2033           4,766
      25,000    NC Medical Care Commission
                Retirement Facilities
                (The Forest at Duke)(1)                     5.100       09/01/2013          25,037
       5,000    NC Medical Care Commission
                Retirement Facilities
                (The United Methodist Retirement Homes)(1)  5.500       10/01/2035           4,591
   2,500,000    NC Medical Care Commission
                Retirement Facilities
                (Village at Brookwood)(1)                   5.250       01/01/2032       2,013,350
     250,000    NC Turnpike Authority
                (Monroe Connector System)(1)                5.000       07/01/2036         273,638
     115,000    Northampton County, NC IF&PCFA
                (Champion International Corp.)(1)           6.450       11/01/2029         115,100
      40,000    Northern Hospital District of Surry
                County, NC  Health Care Facilities(1)       5.500       10/01/2019          40,042
     500,000    Northern Hospital District of Surry
                County, NC  Health Care Facilities(1)       6.250       10/01/2038         510,160
     365,000    Oak Island, NC Enterprise System(1)         6.000       06/01/2036         406,373
      10,000    Piedmont Triad, NC Airport Authority(1)     6.000       07/01/2021          10,023
                                                                                        ----------
                                                                                        51,493,323
U.S. Possessions-57.3%
      10,000    Guam GO(1)                                  5.375       11/15/2013          10,009

3     |     Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal
     Amount                                                                          Coupon      Maturity           Value
---------------------------------------------------------------------------------------------------------------------------
$   300,000   Guam GO(1)                                                             6.750%      11/15/2029      $  312,498
  1,550,000   Guam GO(1)                                                             7.000       11/15/2039       1,613,953
    750,000   Guam Government Business Privilege(1)                                  5.250       01/01/2036         797,078
    250,000   Guam Government Waterworks
              Authority & Wastewater System(1)                                       5.875       07/01/2035         249,368
     10,000   Guam Power Authority, Series A                                         5.250       10/01/2013          10,022
     75,000   Guam Power Authority, Series A(1)                                      5.250       10/01/2023          73,985
     60,000   Guam Power Authority, Series A(1)                                      5.250       10/01/2023          57,482
  1,000,000   Guam Power Authority, Series A(1)                                      5.500       10/01/2030         994,820
    190,000   Guam Tobacco Settlement Economic
              Devel. & Commerce Authority (TASC)(1)                                  5.250       06/01/2032         175,338
 67,775,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)    7.250(3)    06/01/2057       1,347,367
    430,000   Northern Mariana Islands Commonwealth, Series A(1)                     5.000       06/01/2017         397,686
  2,270,000   Northern Mariana Islands Commonwealth, Series A(1)                     5.000       06/01/2030       1,755,119
    250,000   Puerto Rico Aqueduct & Sewer Authority(1)                              6.000       07/01/2038         263,663
  1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                              6.000       07/01/2044       1,052,390
    500,000   Puerto Rico Aqueduct & Sewer Authority(1)                              6.125       07/01/2024         566,025
  1,040,000   Puerto Rico Children's Trust Fund (TASC)(1)                            5.375       05/15/2033         980,710
  2,250,000   Puerto Rico Children's Trust Fund (TASC)(1)                            5.500       05/15/2039       1,902,060
  3,700,000   Puerto Rico Children's Trust Fund (TASC)(1)                            5.625       05/15/2043       3,153,510
 22,370,000   Puerto Rico Children's Trust Fund (TASC)                               6.539(3)    05/15/2050       1,267,037
 39,500,000   Puerto Rico Children's Trust Fund (TASC)                               7.625(3)    05/15/2057         557,345
    100,000   Puerto Rico Commonwealth GO(1)                                         5.000       07/01/2026         100,023
     20,000   Puerto Rico Commonwealth GO(1)                                         5.000       07/01/2028          20,005
     70,000   Puerto Rico Commonwealth GO(1)                                         5.125       07/01/2031          70,009
    395,000   Puerto Rico Commonwealth GO(1)                                         5.250       07/01/2030         401,881
     40,000   Puerto Rico Commonwealth GO(1)                                         5.875       07/01/2036          40,809
    800,000   Puerto Rico Commonwealth GO(1)                                         6.000       07/01/2039         850,312
  2,250,000   Puerto Rico Commonwealth GO(1)                                         6.500       07/01/2037       2,489,355
     85,000   Puerto Rico Convention Center Authority(1)                             5.000       07/01/2027          86,317
    400,000   Puerto Rico Electric Power Authority, Series AAA(1)                    5.250       07/01/2029         421,436
    320,000   Puerto Rico Electric Power Authority, Series AAA(1)                    5.250       07/01/2030         333,699
    440,000   Puerto Rico Electric Power Authority, Series AAA(1)                    5.250       07/01/2031         456,958
     10,000   Puerto Rico HFC(1)                                                     5.100       12/01/2018          10,069
     45,000   Puerto Rico HFC (Homeowner Mtg.)(1)                                    5.100       12/01/2031          45,072
     25,000   Puerto Rico Highway & Transportation Authority(1)                      5.000       07/01/2022          25,235
    250,000   Puerto Rico Highway & Transportation Authority                         5.300       07/01/2035         255,403
    335,000   Puerto Rico IMEPCF (American Airlines)(4)                              6.450       12/01/2025          70,451
  1,300,000   Puerto Rico Infrastructure(1)                                          5.000       07/01/2046       1,275,677
     50,000   Puerto Rico Infrastructure                                             6.928(3)    07/01/2043           5,975
  1,000,000   Puerto Rico Infrastructure                                             7.000(3)    07/01/2032         269,690
    450,000   Puerto Rico Infrastructure                                             7.000(3)    07/01/2033         111,780
     30,000   Puerto Rico Infrastructure                                             7.000(3)    07/01/2036           5,964
    335,000   Puerto Rico Infrastructure                                             7.102(3)    07/01/2035          71,620


4     |     Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

  Principal
     Amount                                                       Coupon       Maturity           Value
---------------------------------------------------------------------------------------------------------
$ 3,000,000   Puerto Rico Infrastructure                          7.332%3      07/01/2030      $  956,040
    725,000   Puerto Rico Infrastructure (Mepsi Campus)(1)          6.250      10/01/2024         730,648
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)          6.500      10/01/2037       2,111,838
  1,850,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)     5.000      03/01/2036       1,630,374
    580,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)     5.375      02/01/2029         554,074
     50,000   Puerto Rico ITEMECF
              (Ashford Presbyterian Community)(1)                   6.700      11/01/2020          48,659
  1,030,000   Puerto Rico ITEMECF
              (University of the Sacred Heart)(1)                   5.250      09/01/2031       1,030,052
     10,000   Puerto Rico Municipal Finance Agency, Series A        5.500      07/01/2017          10,027
  1,430,000   Puerto Rico Port Authority
              (American Airlines), Series A(4)                      6.250      06/01/2026         300,743
     30,000   Puerto Rico Public Buildings Authority(1)             5.250      07/01/2033          30,227
    100,000   Puerto Rico Public Buildings Authority(1)             6.250      07/01/2026         112,974
    250,000   Puerto Rico Public Buildings Authority(1)             6.250      07/01/2031         292,255
    600,000   Puerto Rico Public Buildings Authority(1)             6.750      07/01/2036         680,052
    500,000   Puerto Rico Public Buildings Authority(1)             7.000      07/01/2021         558,260
    750,000   Puerto Rico Public Buildings Authority(1)             7.000      07/01/2025         819,210
      5,000   Puerto Rico Public Buildings Authority, Series D(1)   5.250      07/01/2036           5,007
    165,000   Puerto Rico Public Finance Corp., Series A(1)         5.750      08/01/2027         165,568
  2,000,000   Puerto Rico Public Finance Corp., Series B(1)         5.500      08/01/2031       2,053,860
    750,000   Puerto Rico Sales Tax Financing Corp., Series A(1)    5.375      08/01/2039         791,700
  5,000,000   Puerto Rico Sales Tax Financing Corp., Series A      6.1003      08/01/2044         690,650
    500,000   Puerto Rico Sales Tax Financing Corp., Series A(1)    6.375      08/01/2039         568,435
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)    6.500      08/01/2044       1,151,910
 10,000,000   Puerto Rico Sales Tax Financing Corp., Series A      7.5303      08/01/2056         612,000
  8,000,000   Puerto Rico Sales Tax Financing Corp., Series C(2)    5.750      08/01/2057       8,716,240
    200,000   University of Puerto Rico(1)                          5.000      06/01/2025         203,438
    250,000   University of Puerto Rico(1)                          5.000      06/01/2026         253,400
    275,000   University of Puerto Rico, Series Q(1)                5.000      06/01/2030         275,476
  1,000,000   V.I. Public Finance Authority (Hovensa Refinery)(1)   4.700      07/01/2022         825,390
  1,300,000   V.I. Public Finance Authority (Hovensa Refinery)(1)   5.875      07/01/2022       1,192,945
  1,240,000   V.I. Public Finance Authority (Hovensa Refinery)(1)   6.125      07/01/2022       1,160,677
  1,000,000   V.I. Public Finance Authority
               (Matching Fund Loan Note)(1)                         5.250      10/01/2029       1,029,250
     70,000   V.I. Public Finance Authority, Series A(1)            6.375      10/01/2019          70,171
    435,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)     5.000      05/15/2021         415,982
                                                                                              -----------
                                                                                               55,002,737

Total  Investments,  at  Value (Cost $107,188,414)-110.9%                                     106,496,060
Liabilities in Excess of Other Assets-(10.9)                                                 (10,442,425)
                                                                                             ------------
Net Assets-100.0%                                                                            $ 96,053,635
                                                                                             ============

---------
Footnotes to Statement of Investments

* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

5     |     Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

3.   Zero coupon bond reflects effective yield on the date of purchase.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                             LEVEL 3--
                                     LEVEL 1--              LEVEL 2--      SIGNIFICANT
                                    UNADJUSTED      OTHER SIGNIFICANT     UNOBSERVABLE
                                 QUOTED PRICES      OBSERVABLE INPUTS           INPUTS         VALUE
                                 -------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  North Carolina                 $            --    $      51,493,323     $         --    $     51,493,323
  U.S. Possessions                            --           55,002,737               --          55,002,737
                                 ---------------    -----------------     ------------    ----------------
Total Assets                     $            --    $     106,496,060     $         --    $    106,496,060
                                 ---------------    -----------------     ------------    ----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AHA1HC      ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC      ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC      ARC/HDS Alamance #4 Hsg. Corp.
AHA7HC      ARC/HDS Alamance #7 Housing Corp.
AHACHC      ARC/HDS Alamance County Housing Corp.
AHEHC       ARC/HDS Elon Housing Corp.
ARC         Assoc. of Retarded Citizens
GO          General Obligation
HCC         Home Care of the Carolinas
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
HPRHS       High Point Regional Health System
HPRHSvcs    High Point Regional Health Services


6     |     Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

IF&PCFA     Industrial Facilities & Pollution Control Financial Authority
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
PCMH        Pitt County Memorial Hospital
ROLs        Residual Option longs
STHS        Stanly Health Services
STM         Stanly Manor
STMH        Stanly Memorial Hospital
STTLC       Stanly Total Living Center
TASC        Tobacco Settlement Asset-Backed Bonds
UHSEC       University Health Systems of Eastern Carolina
V.I.        United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


7     |     Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors).


8     |     Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 30, 2011, the Fund's maximum exposure under such agreements is estimated at $11,955,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short term floating rate securities is recorded as interest expense. At December 30, 2011, municipal bond holdings with a value of $24,960,226 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $11,955,000 in short-term floating rate securities issued and outstanding at that date.

At December 30, 2011, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:


9     |     Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

        PRINCIPAL                                                                    MATURITY
           AMOUNT  INVERSE FLOATER(1)                             COUPON RATE(2)         DATE          VALUE
------------------------------------------------------------------------------------------------------------
$       3,955,000  NC HFA (Home Ownership) ROLs(3)                         6.435%      1/1/39  $   4,026,586
        4,000,000  NC Medical Care Commission ROLs(3)                      8.044       6/1/42      4,262,400
        4,000,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)           9.301       8/1/57      4,716,240
                                                                                               -------------
                                                                                               $  13,005,226
                                                                                               =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $11,955,000 as of December 30, 2011.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 30, 2011 is as follows:

Cost                                 $  1,394,252
Market Value                         $    371,194
Market Value as a % of Net Assets            0.39%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $   95,190,090(1)
                                  ==============

Gross unrealized appreciation     $    4,535,137
Gross unrealized depreciation         (5,227,516)
Net unrealized depreciation       $     (692,379)
                                  ==============

1. The Federal tax cost of securities does not include cost of $11,998,349, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


10     |     Oppenheimer Rochester North Carolina Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012


By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 2/9/2012